PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Prudential Retirement Security Annuity

Supplement to Prospectus Dated May 1, 2021

Supplement dated June 3, 2021

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-778-2100.

We are issuing this supplement to update the expense examples and total annual underlying mutual fund operating expenses (effective August 1, 2021) and sub-adviser information (effective June 2021) associated with the AST Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio.

PROSPECTUS CHANGES

1.Part I – Summary – Prudential Retirement Security Annuity Prospectus

Under the sub-section entitled “Summary of Contract Charges and Expenses” we are replacing the tables entitled “Total Annual Mutual Fund Operating Expenses” and “Underlying Mutual Fund Portfolio Annual Expenses” with the following:

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES
	Minimum	Maximum*
Total Annual Underlying Mutual Fund Operating Expenses	1.00%	1.15%
*This maximum reflects the operating expense of the AST Academic Strategies Asset Allocation Portfolio. The Sub-account investing in this portfolio is closed to new investments. If this portfolio were not reflected, then the maximum stated would be 1.01%.

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, in percentage points)
	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses
AST Academic Strategies Asset Allocation Portfolio	0.81%	0.06%	0.25%	0.00%	0.00%	0.03%	1.15%
AST Balanced Asset Allocation Portfolio	0.61%	0.02%	0.25%	0.00%	0.00%	0.13%	1.01%
AST Capital Growth Asset Allocation Portfolio	0.61%	0.02%	0.25%	0.00%	0.00%	0.12%	1.00%
AST Preservation Asset Allocation Portfolio	0. 61%	0.02%	0.25%	0.00%	0.00%	0.13%	1.01%
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2.Part I – Summary - Prudential Retirement Security Annuity Prospectus

Under the sub-section entitled “Expense Examples” we are replacing the examples with the following:

EXPENSES WITH BASE SINGLE LIFE PRUDENTIAL INCOMEFLEX SELECT BENEFIT
EXAMPLE 1
1 yr	3 yrs	5 yrs	$4,372
$422	$1,275	$2,142	$4,372

EXPENSES WITH OPTIONAL PRUDENTIAL INCOMEFLEX SELECT SPOUSAL BENEFIT
EXAMPLE 2
1 yr	3 yrs	5 yrs	10 yrs
$480	$1,444	$2,412	$4,848

3.Part II – Sections 1-10, Prudential Retirement Security Annuity Prospectus, Section 2: What Investment Options Can I Choose?

Under the sub-section entitled “Variable Investment Options” we are replacing the chart that lists each portfolio’s investment style, objective, and adviser/sub-adviser information with the following:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISERS/ SUB-ADVISERS
ASSET ALLOCATION	THE SUB-ACCOUNT INVESTING IN THIS PORTFOLIO IS CLOSED TO NEW INVESTMENTS. AST Academic Strategies Asset Allocation Portfolio: seeks long-term capital appreciation.
ADVISERS:

AST Investment Services, Inc.;
PGIM Investments LLC

SUB-ADVISERS:

First Quadrant, L.P.;
Jennison Associates LLC;
J.P. Morgan Investment
Management, Inc.;
Massachusetts Financial Services; Morgan Stanley Investment Management Inc.;
PGIM Fixed Income*;
 PGIM Real Estate;
Wellington Management Company LLP ; QMA LLC; and
Western Asset Management Company, LLC/Western Asset Management Company Limited

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ASSET ALLOCATION	AST Balanced Asset Allocation Portfolio: seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
ADVISERS:

AST Investment Services, Inc.;
PGIM Investments LLC

SUB-ADVISERS:

ClearBridge Investments, LLC;
Jennison Associates LLC;
J.P. Morgan Investment Management, Inc.;
Massachusetts Financial Services;
PGIM Fixed Income*;
QMA LLC; and
Wellington Management Company LLP

ASSET ALLOCATION	AST Capital Growth Asset Allocation Portfolio: seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
ADVISERS:

AST Investment Services, Inc.;
PGIM Investments LLC

SUB-ADVISERS:
ClearBridge Investments, LLC;
Jennison Associates LLC;
J.P. Morgan Investment Management, Inc.;
Massachusetts Financial Services;
PGIM Fixed Income*;
QMA LLC; and
Wellington Management Company LLP

ASSET ALLOCATION	AST Preservation Asset Allocation Portfolio: seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
ADVISERS:

AST Investment Services, Inc.;
PGIM Investments LLC

SUB-ADVISERS:
ClearBridge Investments, LLC;
Jennison Associates LLC;
J.P. Morgan Investment Management, Inc.;
Massachusetts Financial Services;
PGIM Fixed Income*;
QMA LLC; and
Wellington Management Company LLP

* PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the portfolio.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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